Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted-average discount rate - operating leases	2.80%	2.73%
Operating lease cost	$ 840	$ 815
Cash paid for amounts included in the measurement of lease liabilities	819	787
Operating cash flows from operating leases	0	0
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	$ 0	$ 370
Weighted-average remaining lease term - operating leases	7 years 10 months 28 days	8 years 5 months 12 days